Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Value	$ 2,244	$ 2,244
Accumulated Amortization	(2,209)	(1,888)
Net Carrying Value	35	356
Brand (Apparel Rights) [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Value	2,244	2,244
Accumulated Amortization	(2,209)	(1,888)
Net Carrying Value	$ 35	$ 356
Remaining Weighted- Average Useful Lives (years)	1 month 6 days	1 year 1 month 6 days